Note 8 - Share Capital (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]

for the three months ended
	January 31, 2022		January 31, 2021
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price

Outstanding, beginning of period	40,000	$7.00	42,017	$10.73
Granted	913,730	15.90	-	-
Exercised	-	-	-	-
Forfeired/cancelled	-	-	-	-
Expired	-	-	-	-

Outstanding, end of period	953,730	$15.53	42,017	$10.73